UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund

(Class A: AFNAX)

(Class C: AFYCX)

(Class I: AFNIX)

SEMI-ANNUAL REPORT

December 31, 2022

AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Supplemental Information	18
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Bahl & Gaynor Income Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	CONSUMER DISCRETIONARY — 8.1%
161,360	Home Depot, Inc.	$50,967,170
177,544	McDonald's Corp.	46,788,170
638,916	Starbucks Corp.	63,380,467
		161,135,807
	CONSUMER STAPLES — 12.3%
929,635	Keurig Dr Pepper, Inc.	33,150,784
1,001,146	Mondelez International, Inc., Class A	66,726,381
415,400	PepsiCo, Inc.	75,046,164
453,785	Procter & Gamble Co.	68,775,655
		243,698,984
	ENERGY — 6.8%
450,076	Chevron Corp.	80,784,141
674,510	Kinder Morgan, Inc.	12,195,141
172,224	Phillips 66	17,925,074
729,518	Williams Cos., Inc.	24,001,142
		134,905,498
	FINANCIALS — 13.0%
74,189	BlackRock, Inc.	52,572,551
298,371	Marsh & McLennan Cos., Inc.	49,374,433
387,317	PNC Financial Services Group, Inc.	61,172,847
1,298,942	Truist Financial Corp.	55,893,474
912,374	U.S. Bancorp	39,788,630
		258,801,935
	HEALTH CARE — 14.6%
323,647	Abbott Laboratories	35,533,204
490,062	AbbVie, Inc.	79,198,920
151,652	Eli Lilly & Co.	55,480,368
414,268	Medtronic PLC[1]	32,196,909
796,288	Merck & Co., Inc.	88,348,153
		290,757,554
	INDUSTRIALS — 8.5%
254,714	Eaton Corp. PLC[1]	39,977,362
132,576	Illinois Tool Works, Inc.	29,206,493
91,068	Lockheed Martin Corp.	44,303,671
100,166	Raytheon Technologies Corp.	10,108,753
261,383	United Parcel Service, Inc., Class B	45,438,821
		169,035,100
	MATERIALS — 3.5%
225,628	Air Products & Chemicals, Inc.	69,552,087

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 6.9%
59,281	American Tower Corp. - REIT	$12,559,273
282,497	Crown Castle, Inc. - REIT	38,317,893
376,506	Prologis, Inc. - REIT	42,443,521
689,213	Realty Income Corp. - REIT	43,716,781
		137,037,468
	TECHNOLOGY — 17.6%
182,326	Automatic Data Processing, Inc.	43,550,388
141,172	Broadcom, Inc.	78,933,500
713,871	Cisco Systems, Inc.	34,008,815
806,342	Corning, Inc.	25,754,564
263,440	Fidelity National Information Services, Inc.	17,874,404
157,032	Microsoft Corp.	37,659,414
245,440	Paychex, Inc.	28,363,046
307,618	QUALCOMM, Inc.	33,819,523
309,736	Texas Instruments, Inc.	51,174,582
		351,138,236
	UTILITIES — 7.7%
234,377	Eversource Energy	19,650,168
775,886	NextEra Energy, Inc.	64,864,070
282,343	Sempra Energy	43,633,287
271,965	WEC Energy Group, Inc.	25,499,438
		153,646,963
	TOTAL COMMON STOCKS
	(Cost $1,426,444,055)	1,969,709,632

	SHORT-TERM INVESTMENTS — 0.9%
18,047,102	Fidelity Investments Money Market Treasury Portfolio - Class I 4.07%[2]	18,047,102
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,047,102)	18,047,102
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,444,491,157)	1,987,756,734
	Other Assets in Excess of Liabilities — 0.1%	2,547,857
	TOTAL NET ASSETS — 100.0%	$1,990,304,591

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	17.6%
Health Care	14.6%
Financials	13.0%
Consumer Staples	12.3%
Industrials	8.5%
Consumer Discretionary	8.1%
Utilities	7.7%
Real Estate	6.9%
Energy	6.8%
Materials	3.5%
Total Common Stocks	99.0%
Short-Term Investments	0.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $1,444,491,157)	$1,987,756,734
Receivables:
Investment securities sold	5,807,866
Fund shares sold	1,392,289
Dividends and interest	3,605,733
Prepaid expenses	20,832
Total assets	1,998,583,454
Liabilities:
Payables:
Fund shares redeemed	6,206,384
Advisory fees	1,114,780
Shareholder servicing fees (Note 7)	420,872
Distribution fees - Class A & C (Note 8)	192,838
Fund accounting and administration fees	179,225
Transfer agent fees and expenses	23,763
Custody fees	22,526
Trustees' deferred compensation (Note 3)	19,123
Auditing fees	9,983
Chief Compliance Officer fees	4,399
Trustees' fees and expenses	1,132
Accrued other expenses	83,838
Total liabilities	8,278,863
Net Assets	$1,990,304,591
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,453,334,769
Total distributable earnings (accumulated deficit)	536,969,822
Net Assets	$1,990,304,591
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$187,837,321
Number of shares issued and outstanding	8,471,386
Net asset value per share[1]	$22.17
Maximum sales charge (5.50% of offering price)[2]	1.29
Maximum offering price to public	$23.46
Class C Shares:
Net assets applicable to shares outstanding	$177,938,189
Number of shares issued and outstanding	8,114,775
Net asset value per share[3]	$21.93
Class I Shares:
Net assets applicable to shares outstanding	$1,624,529,081
Number of shares issued and outstanding	73,092,402
Net asset value per share	$22.23

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2022 (Unaudited)

Investment income:
Dividends	$27,259,441
Interest	440,982
Total investment income	27,700,423

Expenses:
Advisory fees	6,505,017
Shareholder servicing fees (Note 7)	750,239
Distribution fees - Class A (Note 8)	235,293
Distribution fees - Class C (Note 8)	894,789
Fund accounting and administration fees	485,480
Transfer agent fees and expenses	59,295
Custody fees	62,489
Registration fees	34,328
Shareholder reporting fees	25,328
Trustees' fees and expenses	15,042
Chief Compliance Officer fees	10,807
Auditing fees	9,910
Legal fees	7,510
Miscellaneous	5,520
Insurance fees	3,541
Total expenses	9,104,588
Net expenses	9,104,588
Net investment income (loss)	18,595,835

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(4,078,986)
Total net realized gain (loss) on:	(4,078,986)
Net change in unrealized appreciation (depreciation) on:
Investments	104,123,638
Net change in unrealized appreciation (depreciation)	104,123,638
Net realized and unrealized gain (loss)	100,044,652
Net Increase (Decrease) in Net Assets from Operations	$118,640,487

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$18,595,835	$31,092,924
Net realized gain (loss) on investments	(4,078,986)	67,184,827
Net change in unrealized appreciation (depreciation) on investments	104,123,638	(173,204,785)
Net increase (decrease) in net assets resulting from operations	118,640,487	(74,927,034)

Distributions to Shareholders:
Distributions:
Class A	(7,143,768)	(3,272,218)
Class C	(6,066,584)	(1,922,171)
Class I	(64,342,849)	(32,773,906)
Total distributions to shareholders	(77,553,201)	(37,968,295)

Capital Transactions:
Net proceeds from shares sold:
Class A	23,199,768	50,705,451
Class C	10,528,514	25,127,879
Class I	189,424,366	359,326,999
Reinvestment of distributions:
Class A	4,270,826	1,929,235
Class C	3,790,099	1,183,176
Class I	36,236,331	17,638,796
Cost of shares redeemed:
Class A1	(24,509,216)	(45,446,961)
Class C2	(15,456,898)	(34,916,516)
Class I3	(210,181,099)	(378,094,260)
Net increase (decrease) in net assets from capital transactions	17,302,691	(2,546,201)

Total increase (decrease) in net assets	58,389,977	(115,441,530)

Net Assets:
Beginning of period	1,931,914,614	2,047,356,144
End of period	$1,990,304,591	$1,931,914,614

Capital Share Transactions:
Shares sold:
Class A	1,042,922	2,142,437
Class C	476,158	1,065,936
Class I	8,519,701	15,249,875
Shares reinvested:
Class A	192,678	79,491
Class C	172,862	48,771
Class I	1,630,858	726,435
Shares redeemed:
Class A	(1,106,842)	(1,925,331)
Class C	(709,306)	(1,495,745)
Class I	(9,376,436)	(15,986,451)
Net increase (decrease) in capital share transactions	842,595	(94,582)

[1]	Net of redemption fee proceeds of $10,506 and $22,937, respectively.
[2]	Net of redemption fee proceeds of $418 and $6,813, respectively.
[3]	Net of redemption fee proceeds of $15,797 and $54,405, respectively.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.72	$23.00	$17.85	$18.68	$16.57	$15.27
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.32	0.30	0.32	0.30	0.28
Net realized and unrealized gain (loss)	1.12	(1.21)	5.15	(0.78)	2.12	1.27
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2]	-
Total from investment operations	1.31	(0.89)	5.45	(0.46)	2.42	1.55

Less Distributions:
From net investment income	(0.24)	(0.31)	(0.30)	(0.30)	(0.31)	(0.25)
From net realized gain	(0.62)	(0.08)	-	(0.07)	-	-
Total distributions	(0.86)	(0.39)	(0.30)	(0.37)	(0.31)	(0.25)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$22.17	$21.72	$23.00	$17.85	$18.68	$16.57

Total return[3]	6.06%[4]	(4.02)%	30.83%	(2.55)%	14.76%[5]	10.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$187,837	$181,239	$185,036	$133,287	$107,286	$78,870

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.05%[6]	1.06%	1.08%	1.07%	1.12%	1.19%
After fees waived and expenses absorbed/recovered	1.05%[6]	1.08%	1.08%	1.08%	1.08%	1.15%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.72%[6]	1.36%	1.48%	1.75%	1.71%	1.66%
After fees waived and expenses absorbed/recovered	1.72%[6]	1.34%	1.48%	1.74%	1.75%	1.70%

Portfolio turnover rate	7%[4]	12%	16%	16%	14%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[6]	Annualized.
[7]	Effective January 1, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.08% of average daily net assets of the Fund. Prior to January 1, 2018, the annual operating expense limit was 1.23%.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.48	$22.76	$17.67	$18.50	$16.43	$15.15
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.14	0.15	0.18	0.17	0.15
Net realized and unrealized gain (loss)	1.10	(1.19)	5.09	(0.78)	2.09	1.27
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2]	-
Total from investment operations	1.21	(1.05)	5.24	(0.60)	2.26	1.42

Less Distributions:
From net investment income	(0.14)	(0.15)	(0.15)	(0.16)	(0.19)	(0.14)
From net realized gain	(0.62)	(0.08)	-	(0.07)	-	-
Total distributions	(0.76)	(0.23)	(0.15)	(0.23)	(0.19)	(0.14)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$21.93	$21.48	$22.76	$17.67	$18.50	$16.43

Total return[3]	5.67%[4]	(4.72)%	29.82%	(3.28)%	13.86%[5]	9.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$177,938	$175,609	$194,729	$164,872	$128,656	$77,347

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.80%[6]	1.81%	1.83%	1.82%	1.87%	1.94%
After fees waived and expenses absorbed/recovered	1.80%[6]	1.83%	1.83%	1.83%	1.83%	1.90%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.97%[6]	0.61%	0.73%	1.00%	0.96%	0.91%
After fees waived and expenses absorbed/recovered	0.97%[6]	0.59%	0.73%	0.99%	1.00%	0.95%

Portfolio turnover rate	7%[4]	12%	16%	16%	14%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[6]	Annualized.
[7]	Effective January 1, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.83% of average daily net assets of the Fund. Prior to January 1, 2018, the annual operating expense limit was 1.98%.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.78	$23.06	$17.89	$18.73	$16.61	$15.31
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.38	0.36	0.37	0.35	0.32
Net realized and unrealized gain (loss)	1.12	(1.21)	5.16	(0.80)	2.12	1.27
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2]	-
Total from investment operations	1.34	(0.83)	5.52	(0.43)	2.47	1.59

Less Distributions:
From net investment income	(0.27)	(0.37)	(0.35)	(0.34)	(0.35)	(0.29)
From net realized gain	(0.62)	(0.08)	-	(0.07)	-	-
Total distributions	(0.89)	(0.45)	(0.35)	(0.41)	(0.35)	(0.29)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$22.23	$21.78	$23.06	$17.89	$18.73	$16.61

Total return[3]	6.20%[4]	(3.77)%	31.19%	(2.36)%	15.07%[5]	10.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,624,529	$1,575,066	$1,667,592	$1,346,619	$940,588	$459,756

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.80%[6]	0.81%	0.83%	0.82%	0.87%	0.94%
After fees waived and expenses absorbed/recovered	0.80%[6]	0.83%	0.83%	0.83%	0.83%	0.90%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.97%[6]	1.61%	1.73%	2.00%	1.96%	1.91%
After fees waived and expenses absorbed/recovered	1.97%[6]	1.59%	1.73%	1.99%	2.00%	1.95%

Portfolio turnover rate	7%[4]	12%	16%	16%	14%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[6]	Annualized.
[7]	Effective January 1, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.83% of average daily net assets of the Fund. Prior to January 1, 2018, the annual operating expense limit was 0.98%.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

Note 1 – Organization

AAM/Bahl & Gaynor Income Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2022, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.08%, 1.83% and 0.83% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to January 1, 2018, the Fund’s annual operating expense limits were 1.23%, 1.98% and 0.98% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2022, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2022, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2022, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2022, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,446,595,740

Gross unrealized appreciation	$590,242,067
Gross unrealized depreciation	(49,081,073)

Net unrealized appreciation/(depreciation)	$541,160,994

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,032,508
Undistributed long-term capital gains	54,826,207
Tax accumulated earnings	58,858,715

Accumulated capital and other losses	-
Unrealized Trustees’ deferred compensation	(13,535)
Unrealized appreciation/(depreciation) on investments	437,037,356
Total accumulated earnings/(deficit)	$495,882,536

The tax character of the distributions paid during the fiscal years ended June 30, 2022 and June 30, 2021, were as follows:

Distributions paid from:	2022	2021
Ordinary income	$30,564,206	$30,174,766
Net long-term capital gains	7,404,089	-
Total distributions paid	$37,968,295	$30,174,766

The fund utilized $4,712,237 of its capital loss carryforwards during the six months ended December 31, 2022. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2022, and the year ended June 30, 2022, the Fund received $26,721 and $84,155 respectively.

Note 6 – Investment Transactions

For the six months ended December 31, 2022, purchases and sales of investments, excluding short-term investments, were $134,782,538 and $161,891,459, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the six months ended December 31, 2022, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,969,709,632	$-	$-	$1,969,709,632
Short-Term Investments	18,047,102	-	-	18,047,102
Total Investments	$1,987,756,734	$-	$-	$1,987,756,734

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – Change of Control

Pursuant to a merger agreement signed on September 1, 2022, Sun Life (U.S.) HoldCo 2020, Inc. (“Sun Life”), a subsidiary of Sun Life Financial Inc., will acquire a majority interest in the Advisor’s parent company, AAM Holdings, Inc. (“AAM Holdings”) (the “Transaction”). In addition, Sun Life will receive annually recurring call options to acquire the remaining interests in AAM Holdings, beginning approximately five years from the closing of the Transaction, and if Sun Life does not exercise such call options, the other stockholders of AAM Holdings will have annually recurring put options to sell their remaining interests to Sun Life. The Transaction is expected to be completed during the first half of 2023, subject to customary closing conditions, including obtaining including obtaining necessary fund and client consents and customary regulatory approvals.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The Transaction will constitute an “assignment” under the Investment Company Act of 1940, as amended, which will result in the automatic termination of the Current Advisory Agreement. The termination of the Current Advisory Agreement will also result in the termination of the current investment sub-advisory agreements between Advisor and Sub-Advisor.

In anticipation of the Transaction, at a meeting of the Board of Trustees of the Fund (the “Board”) held on October 5, 2022, the Board approved (i) the New Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which Advisor would continue to serve as the investment advisor for the Fund, subject to the oversight of the Board; (ii) the New Sub-Advisory Agreement between the Advisor and Sub-Advisor. The New Advisory Agreement and New Sub-Advisory Agreement are subject to approval by the Fund shareholders and the closing of the Transaction.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a special meeting held on January 6, 2023, shareholders of the Fund voted to approve the New Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, and approved the New Sub-Advisory Agreement between the Advisor and Sub-Advisor. The voting results are as follows:

New Advisory Agreement:

For	Against	Abstain	Total
46,587,404.437	68,746.557	121,275.782	46,777,426.776

New Sub-Advisory Agreement:

For	Against	Abstain	Total
46,575,362.234	68,864.557	133,199.985	46,777,426.776

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Bahl & Gaynor Income Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on October 5, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”), and a new sub-advisory agreement (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”) between the Investment Advisor and Bahl & Gaynor, Inc. (the “Sub-Advisor”), with respect to the AAM/Bahl & Gaynor Income Growth Fund series of the Trust (the “Fund”), in connection with a pending change of control of the Investment Advisor. On September 1, 2022, AAM Holdings, Inc., the Investment Advisor’s parent company (“AAM Holdings”), and Sun Life Financial Inc. (“Sun Life”) announced that Sun Life intends to indirectly acquire a majority interest in AAM Holdings (the “Transaction”). Under the 1940 Act, the closing of the Transaction will constitute an assignment and automatic termination of the current advisory agreement between the Trust, on behalf of the Fund, and the Investment Advisor (the “Current Advisory Agreement”). The termination of the Current Advisory Agreement will also result in the immediate termination of the current sub-advisory agreement between the Investment Advisor and the Sub-Advisor (the “Current Sub-Advisory Agreement” and, together with the Current Advisory Agreement, the “Current Agreements”), pursuant to the terms of the Current Sub-Advisory Agreement. The Trustees noted that they had last renewed the Current Agreements at a meeting held on March 9-10, 2022 (the “March Meeting”).

The New Agreements are substantially the same as the Current Agreements, except that the New Agreements would be effective for 150 days unless approved by the shareholders of the Fund, in which case the New Agreements would remain in effect for a two-year period. The Fund’s shareholders approved the New Agreements at a meeting held on January 6, 2023, and the Investment Advisor and Sub-Advisor will begin providing services to the Fund under the New Agreements upon the closing of the Transaction, which is expected to occur in the first half of 2023 (subject to the receipt of applicable regulatory approvals and the satisfaction of customary closing conditions).

In approving each New Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the New Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Large Blend fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended June 30, 2022; and reports from the March Meeting comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the New Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AAM/Bahl & Gaynor Income Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited (Unaudited) - Continued

In approving the New Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Peer Group median return, Peer Group average return, and S&P 500 Index return. For the five-year period, the Fund’s annualized total return was below the Peer Group average return, Peer Group median return, and S&P 500 Index return by 0.67%, 0.80%, and 1.91%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return, Peer Group average return, and S&P 500 Index return by 2.35%, 3.06%, and 3.38%, respectively. The Trustees considered the Investment Advisor’s assertions that the Fund had delivered on its objectives; that the Fund was expected to underperform in “risk-on” market environments, such as when investor sentiment is optimistic and stocks are generally outperforming bonds; and that the Fund was appropriately positioned to participate in market upside, while able to preserve capital when positioning and market sentiments revert. The Trustees also noted that the Fund grew its income during the three- and five-year periods and provided downside protection during the market decline over the past year.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services to be provided by the Investment Advisor to the Fund pursuant to the New Advisory Agreement. In doing so, the Board considered the Investment Advisor’s role as the investment advisor to the Fund, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day management of the Fund’s assets. The Board also considered the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund, noting that key personnel of the Investment Advisor would continue to be involved in the overall supervision of the general investment management and investment operations of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board considered that under the New Advisory Agreement, the Investment Advisor would be entitled to the same advisory fee, with respect to the Fund, as under the Current Advisory Agreement. The March Meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Fund Universe median by 0.07%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

AAM/Bahl & Gaynor Income Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited (Unaudited) - Continued

The March Meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.13%, respectively. The Trustees noted that the Fund’s total expenses were not in the highest quartile of those funds in the Fund Universe. The Trustees also considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability, Benefits to the Investment Advisor and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2022, noting that the Investment Advisor had recouped fees it previously waived for the Fund. The Board also noted that the Investment Advisor agreed to maintain the current expense limitation arrangement with respect to the Fund until October 31, 2032. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the potential benefits to be received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Bahl & Gaynor, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in the portfolio management of the Fund; the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund; and the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor is primarily responsible for the day-to-day management of the Fund and its investment results, which the Board had discussed when considering the New Advisory Agreement. The Trustees noted that the Investment Advisor was recommending the approval of the New Sub-Advisory Agreement.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund. The Trustees noted that under the New Sub-Advisory Agreement, the Sub-Advisor would be entitled to the same sub-advisory fee, with respect to the Fund, as under the Current Sub-Advisory Agreement. The Trustees considered that the proposed sub-advisory fee is lower than the fee the Sub-Advisor charges to sub-advise another mutual fund with similar objectives and policies as the Fund. The Board observed that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

AAM/Bahl & Gaynor Income Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the New Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each New Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each New Agreement with respect to the Fund.

AAM/Bahl & Gaynor Income Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2022 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22–12/31/22
Class A	Actual Performance	$1,000.00	$1,060.60	$5.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.93	5.33
Class C	Actual Performance	1,000.00	1,056.70	9.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.15	9.13
Class I	Actual Performance	1,000.00	1,062.00	4.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.19	4.06

*	Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.80% and 0.80% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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 AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162

Privacy Principles of the AAM/Bahl & Gaynor Income Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Bahl & Gaynor Income Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Bahl & Gaynor Income Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/10/2023